Acquisitions and Business Combinations - Disclosure of Gain on Acquisition (Details) R in Millions, $ in Millions		12 Months Ended
	Oct. 01, 2020 ZAR (R)	Jun. 30, 2021 ZAR (R)	Jun. 30, 2020 ZAR (R)	Jun. 30, 2019 ZAR (R)	Jun. 30, 2021 USD ($)	Sep. 30, 2020 ZAR (R)	Sep. 30, 2020 USD ($)
Disclosure of detailed information about business combination [line items]
Contingent consideration recognised as of acquisition date	R 544
Gain on bargain purchase		R (303)	R 0	R 0
Mponeng operations and related assets
Disclosure of detailed information about business combination [line items]
Cash consideration paid					$ 200	R 3,366	$ 200
Mponeng operations and related assets | Provisional fair value
Disclosure of detailed information about business combination [line items]
Cash consideration paid	3,366
Contingent consideration recognised as of acquisition date	229
Identifiable assets acquired (liabilities assumed)	(4,748)
Gain on bargain purchase	(1,153)
Mponeng operations and related assets | Measurement period adjustment
Disclosure of detailed information about business combination [line items]
Cash consideration paid	0
Contingent consideration recognised as of acquisition date	315
Identifiable assets acquired (liabilities assumed)	535
Gain on bargain purchase	850
Mponeng operations and related assets | Final fair value
Disclosure of detailed information about business combination [line items]
Cash consideration paid	3,366
Contingent consideration recognised as of acquisition date	544
Identifiable assets acquired (liabilities assumed)	(4,213)
Gain on bargain purchase	R (303)